Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies

10. Commitments and Contingencies

Leases

On December 4, 2012, the Company entered into an agreement with B/E Aerospace, Inc. to sublease approximately 18,282 square feet of office space in Winston-Salem, North Carolina. The term of the sublease began on January 1, 2013 and ends on December 30, 2015. The monthly rent payable by the Company under the sublease is approximately $23,000. The sublease is subject to the terms and conditions of the prime lease covering the subleased space between B/E Aerospace and its landlord, SL Winston-Salem, LLC.

The Company has entered into various other lease agreements, primarily for storage space and equipment. The Company’s previous office lease expired on December 31, 2012. Rent expense incurred by the Company under the office leases and other operating leases was $541,000, $582,000 and $2,819,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

The following table illustrates expected future lease payments under all operating leases (in thousands):

2015	$356
2016	25
2017	12
2018 and thereafter	—

$393

Employment Arrangements

The Company has entered into employment agreements with some of its employees. Under the agreements, if the Company terminates the employment other than for just cause or if the employee terminates employment for good reason, in each case as that term is defined in the agreement, the employee is entitled, among other things, to receive severance equal to current base salary for from up to 12 to 18 months following termination, depending on the employee and the circumstances of termination. The employee would also be entitled to continuation of the health and life insurance benefits coverage provided as of the date of termination for the period during which he receives severance.

Under an employment agreement with a former executive officer and a related separation agreement and release, the Company paid severance equal to the departing executive’s regular base salary as of March 31, 2013 for nine months, a pro rata percentage of the departing executive’s target bonus for 2013, and the departing executive’s health and life insurance benefits coverage provided to him as of March 31, 2013 for nine months. These payments and benefits, which represent an aggregate amount of $306,000, were recorded as general and administrative expense for the year ended December 31, 2013.